LOSS BEFORE TAX (Schedule of Amount Charged to Statement of Operation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Directors' emoluments (including non- executive directors):
Remuneration		$ 2,020	$ 1,238	$ 1,261
Pension		41	42	44
Share based payments		678	624	1,204
Auditor's remuneration
Audit fees		533	523	506
Tax fees		146	172	15
Other non-audit fees		25
Depreciation	[1]	1,674	2,526	1,296
Amortisation (Note 14)		1,403	2,368	2,825
(Profit)/Loss on the disposal of property, plant and equipment		30	17	15
Net foreign exchange differences		$ 583	$ (179)	$ 344

[1]	Note that US$38,000 (2019: US$4,000) (2018: US$79,000) of depreciation was capitalised to research and development projects during 2020 in line with the Group's capitalisation policy for Intangible projects.